Investment in Equity Accounted Joint Ventures and Advances to Joint Venture - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Investments in joint ventures	$ 77,647	$ 54,955		$ 52,120
Percentage of interest in joint venture	100.00%
Odebrecht Oil and Gas Sa [Member]
Schedule of Equity Method Investments [Line Items]
Investments in joint ventures	$ 77,647	$ 54,955
Percentage of interest in joint venture			50.00%